Description of the Business (Details Narrative) - NZD ($)	Jan. 31, 2020	Jan. 28, 2020
Licence Agreement [Member] | Heidi Klum [Member]
Statement Line Items [Line Items]
Termination fees	$ 3,500,000
Gogogo SRL [Member]
Statement Line Items [Line Items]
Sale of rights, title and interest		$ 600,000